Label	Element	Value
PACE® Global Real Estate Securities Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

February 2, 2018

Supplement to the prospectuses relating to Class A, Class C and Class Y shares and Class P shares and the Statement of Additional Information ("SAI"), each dated November 28, 2017.

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update information regarding the funds comprising PACE Select Advisors Trust (the "funds").

PACE® Global Real Estate Securities Investments ("PACE Global Real Estate Securities") ceased offering Class Y shares effective on January 25, 2018. New or additional investments into Class Y shares of PACE Global Real Estate Securities will not be permitted after January 25, 2018.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Global Real Estate Securities Investments